Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Aug. 31, 2018
Document Effective Date	Sep. 04, 2018
Prospectus Date	Sep. 04, 2018